Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Senior Notes.
Schedule of interest relating to the Convertible Senior Notes
	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Contractual coupon interest	520	—	—	—
Interest cost capitalized	(65)	—	—	—
Total interests expense	455	—	—	—